Series-A Convertible Preferred Stock and Warrants (Details Narrative) (10-K) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2017	Oct. 24, 2017	Dec. 31, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrant to purchase common stock	1,936
Warrant exercise price	$ 1.25			$ 1.10
Conversion of preferred stock value				$ 564,000	$ 564,000
Derivative fair value			$ 902,358	$ 902,358	902,358
Reduction in fair value of preferred stock					295,410
Deemed dividend					$ 606,948
FirstFire Global Opportunities Fund LLC [Member]
Stock issued during period, shares		117
Warrant to purchase common stock		283,140	226,512	226,512	226,512
Warrant exercise price			$ 1.25	$ 1.25	$ 1.25
Shares converted into shares		125,000
Fees and expense		$ 295,410
Number of additional warrants issued			56,628	56,628	56,628
Warrants issued			283,140	283,140	283,140
Warrant term				5 years	5 years
Sale of stock price per share			$ 1.25	$ 1.25	$ 1.25
FirstFire Global Opportunities Fund LLC [Member] | Yorkville Advisors Global LP [Member]
Warrant to purchase common stock			166,860		166,860
Warrant exercise price			$ 1.00		$ 1.00
Sale of stock price per share			$ 1.25		$ 1.25
Fair value of warrants			$ 199,000
Convertible Preferred Series-A Stock [Member]
Stock issued during period, value	$ 3,000,000
Stock issued during period, shares	3
Shares converted into shares	1,000
Preferred stock, description	Each share is convertible to common stock at a lesser of $1.00 per share or discounted VWAP (80% of the 10 trading days prior to conversion), whichever is lower.
Convertible Preferred Series-A Stock [Member] | FirstFire Global Opportunities Fund LLC [Member]
Stock issued during period, value		$ 351,000
Stock issued during period, shares		351,000
Warrant to purchase common stock		351,000
Conversion price percentage		250.00%
Warrants [Member]
Shares converted into shares				856,360	1,306,360
Conversion of preferred stock value				$ 283,140	$ 283,140
Fair value of warrants				$ 338,358	$ 338,358